Consolidated Statement of Stockholders' Equity (Deficit) (OWP Ventures, Inc.) - USD ($)	OWP Ventures, Inc. [Member] Common Stock [Member]	OWP Ventures, Inc. [Member] Additional Paid-In Capital [Member]	OWP Ventures, Inc. [Member] Subscriptions Receivable [Member]	OWP Ventures, Inc. [Member] Accumulated Other Comprehensive Income (Loss) [Member]	OWP Ventures, Inc. [Member] Accumulated Deficit [Member]	OWP Ventures, Inc. [Member] Noncontrolling Interest [Member]	OWP Ventures, Inc. [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Subscriptions Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 26, 2018
Balance, shares at Mar. 26, 2018
Consolidation of One World Pharma, Inc.		(349,420)							$ (349,420)					(349,420)
Common stock sold for cash	$ 2,341	999,774	(602)					$ 23,412	978,703	(602)				1,001,513
Common stock sold for cash, shares	23,411,905							23,411,905
Common stock issued for services	$ 68	285,532						$ 680	284,920					285,600
Common stock issued for services, shares	680,000							680,000
Common stock issued for purchase of One World Pharma S.A.S.	$ 1,020	161,889						$ 10,200	152,709					162,909
Common stock issued for purchase of One World Pharma S.A.S., shares	10,200,000							10,200,000
Contributed capital		136,440							136,440					136,440
Beneficial conversion feature on convertible note		75,000							75,000					75,000
Loss on foreign currency translation				(4,090)							(4,090)			(4,090)
Net loss					(1,959,982)	(101)						(1,959,982)	(101)	(1,960,083)
Balance at Dec. 31, 2018	$ 3,429	$ 1,309,215	$ (602)	$ (4,090)	$ (1,959,982)	$ (101)	$ (652,131)							(652,131)
Balance, shares at Dec. 31, 2018	34,291,905							34,291,905
Beneficial conversion feature on convertible note									125,000					125,000
Loss on foreign currency translation											143,001			143,001
Net loss												$ (2,648,744)		(2,648,744)
Balance at Jun. 30, 2019														$ 74,074
Balance, shares at Jun. 30, 2019								39,922,899